Receivables and Other Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Receivables and Other Assets [Abstract]
Servicing advances	$ 13,422	$ 16,647
Interest receivable	5,295	8,222
Deferred tax receivable	14,913	2,757
Repurchased loans held for sale	2,864	3,839
Other receivables	5,616	3,632
Total other assets	$ 42,110	$ 35,097